LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [Abstract]
Disclosure of changes in lease obligation [Table Text Block]
	December 31, 2024	December 31, 2023
Balance - beginning of the period	$182,672	$246,809
Liability settled	$(90,156)	$(75,130)
Interest expense	$8,988	$10,993
Balance - end of the period	$101,505	$182,672

Current portion	$83,575	$79,989
Long-term portion	$17,930	$102,683
Total lease obligation	$101,505	$182,672